Warrants - Fair Value of Warrant Liabilities (Details) - Common Stock Purchase Warrants $ in Thousands	11 Months Ended
Dec. 31, 2023 USD ($)
Class of Warrant or Right [Line Items]
Fair value at beginning of period	$ 10,363
Fair value of liability warrants in excess of proceeds, at issuance	164
Exercises of liability warrants	(6,249)
Gain on changes in fair value of liability warrants	$ (3,878)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants
Fair value at end of period	$ 72